CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended		184 Months Ended	193 Months Ended
	May 31, 2014	May 31, 2013	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013	May 31, 2014
Cash flows from operating activities
Loss from continuing operations	$ (2,400,867)	$ (3,766,063)	$ (4,272,532)	$ (2,191,221)	$ (15,906,811)	$ (18,265,073)
Add: loss from discontinued operations				(242,210)	(404,307)	(404,307)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	4,475	4,607	6,143	5,419	16,507	20,982
Stock based compensation expense	604,149	284,806	324,230	237,046	7,871,637	8,475,786
Reversal of stock based compensation expense due to forfeiture of stock options	(356,973)	(10,075)	(10,075)	(31,948)	(5,416,638)	(5,773,611)
Warrants issued to note holder		1,059,038	1,059,038		1,059,038	1,059,038
Change in fair value of warrant liability					(2,128,331)	(2,128,331)
Loss on disposal of fixed assets					5,307	5,307
Payable written off				(156,109)	(186,109)	(186,109)
Common stock issued for services					3,000	3,000
Common stock issued for debt settlement					(103,332)	103,332
Accretion of debt discount	15,828	999,485	999,485	515	1,000,000	1,015,828
Changes in operating assets and liabilities:
Decrease (increase) in deferred research and development costs		(117,405)	(117,405)	123,684	(150,000)	(150,000)
Decrease (increase) in prepaid expenses and other current assets	8,974	5,476	5,854	41,149	(22,379)	(13,405)
Increase (decrease) in accounts payable	5,529	(27,760)	58,953	(56,465)	152,356	115,280
Increase (decrease) in accrued liabilities	137,788	30,325	30,325	21,331	212,665	350,453
Net cash used in operating activities	(1,981,097)	(1,537,566)	(1,905,909)	(2,248,809)	(13,790,733)	(15,771,830)
Cash flows from investing activity
Purchase of equipment	(1,942)			(24,458)	(35,637)	(37,579)
Net cash used in investing activity	(1,942)			(24,458)	(35,637)	(37,579)
Cash flows from financing activities
Proceeds from the issuance of common stock, exercise of warrants and stock options, net		1,206,483	1,206,484		13,573,863	13,573,863
Repayment of promissory note					(155,000)	(155,000)
Proceeds from promissory notes	3,000,000			1,000,000	1,155,000	4,155,000
Dividend paid					(400,000)	(400,000)
Net cash provided by financing activities	3,000,000	1,206,483	1,206,484	1,000,000	14,173,863	17,173,863
Increase (decrease) in cash and cash equivalents	1,016,961	(331,083)	(699,425)	(1,273,267)	347,493	1,364,454
Cash and cash equivalents at beginning of period	347,493	1,046,918	1,046,918	2,320,185
Cash and cash equivalents at end of period	1,364,454	715,835	347,493	1,046,918	347,493	1,364,454
Supplemental disclosure of cash flow information:
Interest paid in cash					12,393
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Accrued management fees converted to equity					103,332	103,332
Debt discount recorded for value of warrants issued	1,137,149			547,050	547,050	1,684,199
Debt discount recorded for beneficial conversion feature	1,862,851			452,950	452,950	2,315,801
Warrants issued for broker commissions					642,980	642,980
Common stock issued for conversion of note payable		$ 1,056,556	$ 1,056,556		$ 1,056,556	$ 1,056,556